Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 24, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 21, 2016
Accounting Policies [Line Items]
Standard product warranty period											1 year		1 year
Unbilled accounts receivable		$ 475	$ 1,401				$ 1,445				$ 475		$ 1,401	$ 1,445
Acquired patents															$ 290
Acquired patents, intangible assets			355				355						355	355
Acquired patents, accumulated amortization			166				112						$ 166	112
Acquired patents, weighted average remaining useful life													5 years 3 months 18 days
Total intangible amortization expense		14		$ 41							14	$ 41	$ 54	58
Advertising expense													0	0
Net cash used in operating activities											(6,910)	(5,729)	(8,616)	(1,261)
Net loss		(2,992)	(3,468)	(2,430)	$ (2,164)	$ 14	(2,125)	$ (2,234)	$ (66)	$ 320	(7,261)	(4,581)	(8,049)	(4,105)
Cash and cash equivalents		1,964	5,241	$ 6,879			9,273				1,964	$ 6,879	$ 5,241	9,273	$ 5,290
Minimum [Member]
Accounting Policies [Line Items]
Accounts receivable, balance due													30 days
Estimated useful life													3 years
Maximum [Member]
Accounting Policies [Line Items]
Accounts receivable, balance due													90 days
Estimated useful life													10 years
Revolving Credit Facility [Member]
Accounting Policies [Line Items]
Outstanding borrowings, gross			1,852										$ 1,852
Remaining borrowing capacity		3,700	$ 2,000								3,700		$ 2,000
Maximum borrowing capacity																$ 5,000
Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Outstanding borrowings, gross		900									900
Maximum borrowing capacity		$ 3,700									$ 3,700
Expiration date	Jun. 30, 2020
Unsecured Financing Arrangement With Largest Investor [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Expiration date	Jun. 30, 2020
Working Capital Purposes [Member] | Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Maximum borrowing capacity	$ 2,000
Expiration date	Jun. 30, 2018
Working Capital Purposes [Member] | Unsecured Financing Arrangement With Largest Investor [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Maximum borrowing capacity	$ 2,000
Expiration date	Jun. 30, 2018
Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member] | Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Maximum borrowing capacity	$ 3,000
Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member] | Unsecured Financing Arrangement With Largest Investor [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Maximum borrowing capacity	$ 3,000